Incorporated herein by reference is a supplement to the prospectus of MFS Utilities Fund, a series of MFS Series Trust VI (File No. 033-34502), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 15, 2011 (SEC Accession No. 0000912938-11-000328).